CAPITAL MANAGEMENT AND FINANCIAL RISK - Fair Value of Investments and Financial Instruments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CAPITAL MANAGEMENT AND FINANCIAL RISK
Transfers out of level 1 into level 2 of financial assets	$ 0	$ 0
Transfers out of level 2 into level 1 of financial assets	0	0
Transfers into level 3 of financial assets	0	0
Transfers out of level 3 of financial assets	0	0
Transfers out of level 1 into level 2 of financial liabilities	0	0
Transfers out of level 2 into level 1 of financial liabilities	0	0
Transfers into level 3 of financial liabilities	0	0
Transfers out of level 3 of financial liabilities	0	0
Financial Assets	746,197,000	375,352,000
Financial Liabilities	683,008,000	23,747,000
Account payable and accrued liabilities | Category C
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial Liabilities	41,202,000	21,333,000
Debt obligations | Category C
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial Liabilities	2,280,000	2,414,000
Embedded Derivatives | Category A | Level 2
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial Liabilities	639,526,000	0
Category B
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial Assets	465,918,000	108,518,000
Trade and other receivables | Category B
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial Assets	5,332,000	3,075,000
Equity instruments - Shares | Category A | Level 1
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial Assets	11,949,000	7,767,000
Equity instruments - Warrants | Category A | Level 2
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial Assets	1,131,000	280,000
Investments-uranium | Category A | Level 2
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial Assets	190,276,000	231,088,000
Debt Instruments | Category A | Level 3
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial Assets	11,768,000	13,000,000
Capped Call Options | Category A | Level 3
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial Assets	47,993,000	0
Elliot Lake reclamation trust fund | Category B
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial Assets	3,858,000	3,652,000
Credit facility pledged assets | Category B
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial Assets	$ 7,972,000	$ 7,972,000